Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment:

	December 31, 2022	December 31, 2021
Property, plant and equipment owned	$70,344	$43,855
Right-of-use assets	12,017	12,206
	$82,361	$56,061
Property, plant and equipment owned:

Net carrying amounts	December 31, 2022	December 31, 2021
Computer equipment	$1,207	$1,599
Furniture and fixtures	1,323	762
Leasehold improvements	1,550	1,518
Production and test equipment	66,264	39,976
	$70,344	$43,855

Cost	December 31, 2021	Additions	Impairment	Transfers	Effect of movements in exchange rates	December 31, 2022
Computer equipment	$6,852	$181	$—	$(290)	$(2)	$6,741
Furniture and fixtures	1,914	700	—	(208)	—	2,406
Leasehold improvements	9,450	388	—	(185)	(3)	9,650
Production and test equipment	77,644	32,663	(7)	(1,109)	11	109,202
	$95,860	$33,932	$(7)	$(1,792)	$6	$127,999
During the year ended December 31, 2022, an impairment loss of $7,000 (2021 - $263,000) was recorded for production and test equipment that was never placed in service and was determined not required to support the Corporation's future manufacturing or testing capabilities.
11.    Property, plant and equipment (cont'd):
Property, plant and equipment owned (cont'd):

Accumulated depreciation	December 31, 2021	Depreciation	Transfers	Effect of movements in exchange rates	December 31, 2022
Computer equipment	$5,253	$574	$(290)	$(3)	$5,534
Furniture and fixtures	1,152	139	(208)	—	1,083
Leasehold improvements	7,932	353	(185)	—	8,100
Production and test equipment	37,668	6,368	(1,109)	11	42,938
	$52,005	$7,434	$(1,792)	$8	$57,655

Cost	December 31, 2020	Additions	Additions through Acquisition	Impairment	Transfers	Effect of movements in exchange rates	December 31, 2021
Computer equipment	$6,635	$442	$—	$—	$(225)	$—	$6,852
Furniture and fixtures	1,754	164	—	—	(4)	—	1,914
Leasehold improvements	9,196	274	—	—	(18)	(2)	9,450
Production and test equipment	66,392	12,278	16	(263)	(775)	(4)	77,644
	$83,977	$13,158	$16	$(263)	$(1,022)	$(6)	$95,860
During 2021, additions through acquisition of property, plant and equipment related to the acquisition of Ballard Motive Solutions on November 11, 2021.

Accumulated depreciation	December 31, 2020	Depreciation	Transfers	Effect of movements in exchange rates	December 31, 2021
Computer equipment	$4,789	$654	$(175)	$(15)	$5,253
Furniture and fixtures	1,097	63	(4)	(4)	1,152
Leasehold improvements	7,638	331	(18)	(19)	7,932
Production and test equipment	33,893	4,607	(825)	(7)	37,668
	$47,417	$5,655	$(1,022)	$(45)	$52,005
Right-of-use assets:
The Corporation leases certain assets under lease agreements, comprising primarily of leases of land and buildings, office equipment and vehicles (note 19).

Net carrying amounts	December 31, 2022	December 31, 2021
Property	$11,487	$11,837
Equipment	116	139
Vehicle	414	230
	$12,017	$12,206
11.    Property, plant and equipment (cont'd):
Right-of-use assets (cont'd):

Cost	December 31, 2021	Additions	De-recognition	Transfer	Effect of movements in exchange rates	December 31, 2022
Property	$26,427	$2,746	$—	$(341)	$12	$28,844
Equipment	175	13	—	—	—	188
Vehicle	372	290	(25)	—	—	637
	$26,974	$3,049	$(25)	$(341)	$12	$29,669

Accumulated depreciation	December 31, 2021	Depreciation	De-recognition	Transfer	Effect of movements in exchange rates	December 31, 2022
Property	$14,590	$3,108	$—	$(341)	$—	$17,357
Equipment	36	36	—	—	—	72
Vehicle	142	87	(6)	—	—	223
	$14,768	$3,231	$(6)	$(341)	$—	$17,652

Cost	December 31, 2020	Additions	Additions through acquisition	Transfer	Effect of movements in exchange rates	December 31, 2021
Property	$24,665	$1,967	$—	$(137)	$(68)	$26,427
Equipment	149	46	—	(22)	2	175
Vehicle	208	—	174	—	(10)	372
	$25,022	$2,013	$174	$(159)	$(76)	$26,974
During 2021, additions through acquisition of right-of-use assets related to the acquisition of Ballard Motive Solutions on November 11, 2021.

Accumulated depreciation	December 31, 2020	Depreciation	Transfer	Effect of movements in exchange rates	December 31, 2021
Property	$12,128	$2,633	$(137)	$(34)	$14,590
Equipment	28	28	(22)	2	36
Vehicle	92	54	—	(4)	142
	$12,248	$2,715	$(159)	$(36)	$14,768